INVENTORIES (Details) - CAD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017
Inventories [Abstract]
Work in progress	$ 226.2	$ 270.0
Raw materials, supplies and manufactured products	149.1	146.3
Inventories	$ 375.3	$ 416.3